Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad



Your stablecoins should be earning.

Accrue ~3.28% daily with YLDS * — the only SEC-registered fixed-income debt security that transfers peer-to-peer on-chain. Send it anywhere. Settle instantly.

Get YLDS

For large volumes, talk to our team →

What makes YLDS different

Not a stablecoin.
A security that acts like one.



EARN ~3.28%, JUST BY HOLDING IT.

Figure Markets runs on Provenance, a purpose-built blockchain trusted by major institutions for fast, transparent, on-chain settlement of loans, trades and real-world assets.



SEND IT TO ANYONE, ANYTIME.

Subject to applicable law and having a compatible self-custody wallet. Eligible users only.

By the Numbers

$507 M+	~3.28%	2	24/7	$5.8 M
MARKET CAP ⓘ	CURRENT YIELD (VARIABLE)	CHAINS LIVE	SETTLEMENT	INTEREST PAYABLE◊

◊As of May 2026



Transparency

Annual Audits. Registered structure. NAV calculated daily.

↳ MARKET CAP ⓘ	$507 M+
↳ ANNUAL AUDIT	Big Four Audited
↳ PAR VALUE	$0.01 1 YLDS = 1 Certificate = $0.01 NAV (e.g., 100 YLDS = $1.00 NAV)

How it works

Audited reserves. Registered structure.
NAV calculated daily.

1	2	3	4
Mint	Accrue	Use	Redeem
TOTAL AUM	~3.28% ACCRUES DAILY (VARIABLE)	TRANSFER, COLLATERALIZE OR SETTLE 24/7.	AS FAST AS SAME DAY. CREDIT-LINE-BACKED LIQUIDITY.

One asset, every audience

YLDS meets you where you are.

For Crypto

TREASURIES · DAOS · VCS · DEFI

Replace idle USDC/USDT with ~% daily yield.* Exempt from the GENIUS Act yield prohibition with the same reserve as GENIUS Act compliant stablecoins.

Onco · Solana

Explore →

For Institutions

BANKS · FINTECHS · FUNDS · CORPORATE

Registered security. Audits from a Big Four firm. $0.01 par value (1 YLDS = 1 Certificate = $0.01 NAV. e.g., 100 YLDS = $1.00 NAV). The structure your compliance team will approve and your treasury team has been asking for.

Fireblocks · Teku · Stellar

Explore →

Developers & Ecosystems

FOUNDATIONS · PROTOCOLS · WALLETS · PLATFORMS

Bring YLDS to your chain and offer your users stable, compliant yield.

Provenance · Solana · Stellar

Explore →

Secured Overnight Financing Rate (SOFR)

Source: Federal Reserve Bank of New York. Values are most recent published as of May 29, 2026.

Rate	Latest As of 29-May-2026
SOFR (Daily) Overnight rate	3.63000%
30-Day Average SOFR One-month average (compounded, in arrears)	3.59033%
90-Day Average SOFR Three-month average (compounded, in arrears)	3.64055%
180-Day Average SOFR Six-month average (compounded, in arrears)	3.69495%

SOFR is administered and published by the Federal Reserve Bank of New York. SOFR Averages are backward-looking compounded averages of realized overnight SOFR over 30, 90, and 180 calendar-day periods. [illegible] The New York Fed is not responsible for publication of these rates by FCO, does not sanction or endorse any particular republication, and has no liability for its use.

Frequently asked questions

What is YLDS?

YLDS is a registered fixed-income security, not a stablecoin. Its par value is pegged to the dollar (1 YLDS = 1 Certificate = $0.01 NAV, e.g., 100 YLDS = $100 NAV) and accrues ~3.28% daily to holders* (variable rate, based on SOFR minus 35bps). Unlike stablecoins, YLDS is registered under the Investment Company Act and is structured to distribute yield to holders. Read the prospectus for full details.

+ **Who can purchase YLDS?**
+ **What is the minimum amount of YLDS I can acquire?**
+ **Who can hold YLDS?**
+ **How is YLDS different from a stablecoin?**
+ **Who regulates YLDS?**
+ **Is YLDS a crypto currency?**
+ **What is a "face-amount certificate"?**
+ **How do we see what reserves are backing YLDS?**
+ **When is interest paid?**
+ **What happens if my YLDS is stolen or lost? Am I able to retrieve it?**
+ **How does the redemption process work for YLDS?**
+ **What blockchain is YLDS on?**



Over $305B in Stablecoins are sitting idle. Yours shouldn't be.

Your dollar should be earning. Start now, or talk to our team for large allocations.



Get YLDS

Contact our team >

Important Disclosures

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the face-amount certificates it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. YLDS are not an insurance company product, an equity investment, and FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing. Although FCC seeks to preserve the value of your investment at $0.01 per YLDS and issue interest, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Read the Figure Certificate Company prospectus carefully before you invest, which is available **here**.

Reserves for YLDS are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA, 94108. For more information about Figure Investment Advisors, LLC or to obtain a free copy of the disclosure brochure, please contact us at 877-235-5673 or you may download a copy at Figure Markets Website.

SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information please visit the Federal Reserve Bank of New York's Website by clicking **Here**.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note if we cannot verify the information you provide, we will be required to restrict or deny your account.

Figure Equity Solutions, Inc. is an SEC-registered transfer agent that, among other things, manages and records YLDS issuances and transfers. Figure Payments Corporation ("Figure Pay") provides stablecoin (e.g., USDC) conversion services for the purchase and/or redemption of the YLDS on the ylds.com platform. Additionally, Figure Equity Solutions, Inc. may contract with other Figure Technology Solutions, Inc., subsidiaries and affiliates, such as Figure Pay for the purposes of Anti-Money Laundering/Know-Your-Customer (AML/KYC) and Office of Foreign Asset Control (OFAC) regulatory compliance.

While blockchain addresses secured by third-party wallet software may access the ylds.com platform, Figure Certificate Company (along with all Figure Technology Solutions, Inc. subsidiaries and affiliates) makes no representations or warranties with respect to the operations or ongoing service of third-party wallet software providers.

Figure Certificate Company, Figure Markets Holdings Inc., and their affiliates are aware that certain third parties may independently create, wrap, tokenize, or otherwise facilitate permissionless or composable versions of YLDS or interests referencing YLDS as backing or reserves. Any such third-party products, services, protocols, tokens, wrappers, or arrangements are developed and operated independently and are not sponsored, endorsed, offered, sold, administered, guaranteed, or controlled by Figure Certificate Company, Figure Markets, or their affiliates. Except to the extent Figure or its affiliates may provide underlying technology infrastructure or interoperability support, Figure and its affiliates have no involvement in, responsibility for, or oversight of any such third-party activities, including their operation, compliance, disclosures, custody arrangements, smart contracts, liquidity, or risk management practices. Users interact with any third-party products or services at their own risk.

Figure Certificate Company, Figure Investment Advisors, LLC, Figure Markets Holdings, Inc., Figure Payments Corporation, and Figure Equity Solutions, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc.

[1] Percentage of required reserve covered: 100%; Excess / (deficit) reserve: 0.5%. AUM for reserves is updated daily at the close of the market.

[2] Interest on YLDS is variable and based on SOFR minus 35 basis points as of 05/19/2026. The ~3.28% rate reflects the current approximate interest and is subject to change. Past interest is not indicative of future results.

Idle capital is a choice.

Your treasury is sitting in stablecoins that can't pay you — and after GENIUS, that's unlikely to change. YLDS accrues ~3.28% daily*, moves on-chain, and is one of the only securities that transfers peer-to-peer.

Get YLDS

For large volumes, talk to our team →

$5.8M+
INTEREST PAYABLE

~3.28%
CURRENT YIELD (VARIABLE)

* As of Mar 2026



What makes YLDS different

REAL TIME UPDATE IN TERMS OF YLDS SOFR RATE VIA API

Hold it and earn. Paid monthly. No staking contracts, no claiming. Your dead capital starts working immediately.*

THE YIELD THAT'S STILL LEGAL.

The GENIUS Act bans stablecoin yield. The CLARITY Act extends it. YLDS is a GENIUS Exempt Issuer — backed by GENIUS Compliant Collateral.

RESERVE-BACKED. NOT SYNTHETIC. NOT SUBSIDIZED.

Yield comes from U.S. Treasuries, not derivatives, governance votes, or protocol emissions. Big Four audited. Your risk committee won't reject this one.

The regulatory landscape changed. YLDS didn't.



2024

YLDS registered

Filed and registered under the Investment Company Act as a Face Amount Certificate



JULY 2025

GENIUS Act signed

Bans payment stablecoin issuers from paying yield to holders. YLDS is a GENIUS Exempt Issuer.



PENDING

CLARITY Act

Extends yield restrictions to platforms. YLDS structured to remain exempt.

Built before GENIUS. Ready for whatever follows.

What you can do with YLDS

Treasury, DeFi, payments — one asset across every use case.

Hold as treasury

Replace idle USDC/USDT with YLDS. Accrue ~3.28% daily[1] on protocol reserves, DAO treasuries, or fund dry powder.

Settle and send

Transfer on Stellar for < $0.01. Accrue on float in transit. Cash out to 475K+ fiat access points.

Reserve composition: US treasuries and repurchase agreements involving US treasuries



YLDS vs. your current Stablecoin Position

What you're giving up by sitting in USDC.

	YLDS	USDC	USDT	SDAI	BUIDL
DAILY YIELD TO HOLDERS	~3.28%[1]	0%	0%	Variable	~4-5%[2]

REGISTERED SECURITY	Yes	No	No	No	Yes
GENIUS ACT STATUS	Exempt Issuer[3]	Restricted[3]	Restricted[3]	Restricted[3]	N/A[3]
P2P TRANSFERABLE	Yes	Yes	Yes	Yes	Restricted
REQUIRED RESERVES	Yes[4]	No (attestation)[4]	No	No	Yes[4]
VALUATION	$1.00[5] 100 YLDS = $1.00	$1.00	$1.00	Variable	$1.00

Sources & Methodology

1. **YLDS yield:** Rate based on SOFR minus 35bps as of May 11, 2026. Yield accrues daily and is paid to holders per the terms of the YLDS prospectus. Past performance does not guarantee future results.
2. **BUIDL yield:** Reflects the BlackRock USD Institutional Digital Liquidity Fund (BUIDL) net yield range as of May 11, 2026. See issuer disclosures at securitize.io/blackrock/buidl and live fund metrics at app.rwa.xyz/assets/BUIDL. Yields vary and are not guaranteed.
3. **GENIUS Act status:** Based on Figure Certificate Company's interpretation of the GENIUS Act as enacted May 11, 2026. YLDS is treated as an exempt issuer. USDC, USDT, and SDAI are characterized as restricted under the framework. BUIDL is classified as a private security and is not within the stablecoin scope of the GENIUS Act (shown as N/A). Regulatory classifications are subject to change and may be interpreted differently by other parties.
4. **Required reserves:** YLDS and BUIDL maintain required reserves under their respective registered offering structures. USDC publishes monthly third-party attestations of its reserves rather than full audits. USDT and SDAI do not maintain required reserves in the same regulatory sense; their backing models differ and are described in their respective issuer disclosures.
5. **Valuation:** YLDS is issued in certificate units valued at $0.01 each (1 YLDS = 1 Certificate = $0.01 NAV; e.g., 100 YLDS = $1.00 NAV). USDC, USDT, and BUIDL target a $1.00 reference price; SDAI's price varies as it accrues yield via the DAI Savings Rate. Pricing mechanics, redemption procedures, and de-pegging risks differ across products.

Important Disclosures

This comparison was prepared by Figure Certificate Company for informational purposes only and does not constitute investment advice, an offer to sell, or a solicitation of an offer to buy any security. The categories and characteristics shown were selected by Figure and may not reflect all material differences between these products. Stablecoins and tokenized funds each have features and risks not fully represented here.

YLDS is a registered face-amount security. USDC and USDT are U.S. dollar-referenced stablecoins issued by Circle and Tether, respectively, and are not securities; they are subject to a different (and evolving) regulatory framework. SDAI is a permissionless yield-bearing token associated with the Maker DAO/Sky ecosystem and carries smart-contract and protocol risks. BUIDL is a tokenized share of the BlackRock USD Institutional Digital Liquidity Fund, a registered investment vehicle with transfer restrictions. Each product carries distinct risks, fee structures, redemption mechanics, and liquidity profiles. Investors should review the YLDS prospectus and the offering documents of any compared product before making investment decisions.

Investors should review the YLDS prospectus and the offering documents of any compared product before making investment decisions.

Yield figures shown are not guaranteed and will fluctuate. Past performance is not indicative of future results. All data current as of May 11, 2026 unless otherwise noted.

How crypto organizations use YLDS

Real treasuries putting idle reserves to work.

Ondo

TREASURY ALLOCATION

$25M+ YLDS position

Allocated treasury reserves into YLDS as a registered, yield-accruing alternative to idle stablecoin holdings.

Read Press Release →

Toku

PAYROLL

Modernizing payroll with YLDS

Using YLDS as the settlement layer for payroll disbursements — accruing on float between funding and payout.

Stellar Apps

FINTECH SETTLEMENT

Fintechs building on Stellar + YLDS

Fintech companies using YLDS for cross-border settlement with sub-penny transfers and daily yield accrual.

Read Press Release →

Organizations holding YLDS

jumptrading · SALUDA GRADE · Ondo · Stellar · TOKU · galaxy

Over $305B in stablecoins are sitting idle. Yours shouldn't be.

Your dollar should be earning. Start now, or talk to our team for large allocations.

Get YLDS

Contact our team →



Important Disclosures

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the face-amount certificates it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. YLDS are not an insurance company product, an equity investment, and FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing. Although FCC seeks to preserve the value of your investment at $0.01 per YLDS and issue interest, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Read the Figure Certificate Company prospectus carefully before you invest, which is available **here**.

Reserves for YLDS are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA, 94108. For more information about Figure Investment Advisors, LLC or to obtain a free copy of that advisor's brochure, please contact us at 877-236-5823 or you may download a copy at Figure Markets Website.

SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information please visit the Federal Reserve Bank of New York's Website by clicking **here**.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note if we cannot verify the information you provide, we will be required to restrict or deny your account.

Figure Equity Solutions, Inc. is an SEC-registered transfer agent that, among other things, manages and records YLDS issuances and transfers. Figure Payments Corporation ("Figure Pay") provides stablecoin (e.g., USDC) conversion services for the purchase and/or redemption of the YLDS on the ylds.com platform. Additionally, Figure Equity Solutions, Inc. may contract with other Figure Technology Solutions, Inc. subsidiaries and affiliates, such as Figure Pay for the purposes of Anti-Money Laundering/Know-Your-Customer (AML/KYC) and Office of Foreign Asset Control (OFAC) regulatory compliance.

While blockchain addresses secured by third-party wallet software may access the ylds.com platform, Figure Certificate Company (along with all Figure Technology Solutions, Inc. subsidiaries and affiliates) makes no representations or warranties with respect to the operations or ongoing service of third-party wallet software providers.

Figure Certificate Company, Figure Markets Holdings Inc., and their affiliates are aware that certain third parties may independently create, wrap, tokenize, or otherwise facilitate permissionless or composable versions of YLDS or interests referencing YLDS as backing or reserves. Any such third-party products, services, protocols, tokens, wrappers or arrangements are developed and operated independently and are not sponsored, endorsed, offered, sold, administered, guaranteed, or controlled by Figure Certificate Company, Figure Markets, or their affiliates. Except to the extent Figure or its affiliates may provide underlying technology infrastructure or interoperability support, Figure and its affiliates have no involvement in, responsibility for, or oversight of any such third-party activities, including their operation, compliance, disclosures, custody arrangements, smart contracts, liquidity, or risk management practices. Users interact with any third-party products or services at their own risk.

Figure Certificate Company, Figure Investment Advisors, LLC, Figure Markets Holdings, Inc., Figure Payments Corporation, and Figure Equity Solutions, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc.

[1] Percentage of required reserve covered: 100%; Excess / (deficit) reserve: 0.5%. AUM for reserves is updated daily at the close of the market.

[2] Interest on YLDS is variable and based on SOFR minus 35 basis points as of 05/18/2026. The 3.20% rate reflects the current approximate interest and is subject to change. Past interest is not indicative of future results.

For Crypto | For Institutions | Developers & Ecosystems | Contact | Get YLDS

A registered debt security that earns like a money market fund and moves like a stablecoin.

YLDS is a registered debt security – subject to a governance framework similar to money market funds. ~3.28% daily accrual.* $0.01 par value.

Get YLDS

For large volumes, talk to our team →



Built for regulated capital

The structure your compliance team will approve.
The yield your treasury team has been looking for.

Registered under the Investment Company Act

YLDS is registered under the same law – the Investment Company Act – as money market funds. Figure Certificate Company, the issuer of YLDS, files periodic reports with the SEC.

Annual Audits

Annual audit from a Big Four firm. UMB Bank as reserve custodian. Reserve composition available on demand.

Par value at $0.01

Dollar peg maintained through short-dated US Treasuries and repurchase agreements. 1 YLDS = 1 Certificate = $0.01 NAV (e.g., 100 YLDS = $1.00 NAV).

GENIUS Exempt Issuer

GENIUS Act bans stablecoin yield. CLARITY Act extends it. YLDS is a GENIUS Exempt Issuer backed by GENIUS Compliant Collateral. Structured for whatever comes next.

What registration means for your organization

YLDS is structurally designed for institutional due diligence.



SEC-FILED PROSPECTUS

Full disclosure document. Your legal and compliance teams can review before committing.



SEGREGATED RESERVES

Held at UMB Bank N.A. Not commingled with operating capital.

Onchain cash sweep

Cash sweep is a standard treasury operation — excess cash moves into a higher-yielding instrument, then sweeps back when needed. YLDS brings this to digital assets with a lower barrier to entry than traditional demand deposit networks.

Set a reserve threshold. Excess auto-mints to YLDS. When outflows require it, YLDS redeems back to USD. No manual intervention.

1. **Set threshold**
   e.g., maintain $5M in operating reserves
2. **Auto-mint**
   excess above threshold mints to YLDS
3. **Accrue**
   YLDS earns ~3.28% daily* while held
4. **Auto-redeem**
   sweeps back to USD when balance drops

Fully automated | No lockups | Typically same-day

YLDS vs. traditional alternatives

How YLDS compares to what your treasury holds today.

	YLDS	MONEY MARKET FUND	TRADITIONAL STABLECOINS
YIELD TO HOLDERS	~3.28%[1]	~4-5%[2]	0%[3]
ON-CHAIN TRANSFERABLE	P2P	No	Yes
24/7 SETTLEMENT	Yes	T+1	Yes
REGISTERED SECURITY	Yes	Yes	No
GENIUS ACT STATUS	Exempt Issuer[4]	N/A[4]	Restricted[4]
CROSS-BORDER SETTLEMENT	<$0.01[5]	Wire fees	Variable
ANNUAL AUDITS	Big Four Audited[6]	Varies[6]	Attestation[6]

Sources & Methodology

1. **YLDS yield:** Rate based on SOFR minus 35bps as of May 11, 2026. Past performance does not guarantee future results. See prospectus for full details.
2. **Money market fund yield:** Range reflects 7-day SEC yield for prime institutional money market funds as of May 11, 2026, per Crane Data Money Fund Intelligence. Yields vary by fund and are not guaranteed.
3. **Stablecoin yield:** Reflects [illegible] yield-bearing stablecoins (e.g., USDC, USDT) as of May 11, 2026. Certain yield-bearing stablecoin [illegible] differently and are not represented in this comparison.
4. **GENIUS Act status:** Based on Figure Certificate Company's interpretation of the GENIUS Act as enacted May 11, 2026. Regulatory classifications are subject to change and may be interpreted differently by other parties.
5. **Cross-border settlement cost:** Fees vary by chain; excludes any third-party conversion, off-ramp, or banking costs.
6. **Annual Audits:** YLDS reserves audited by a Big Four firm as of May 11, 2026. Money market fund audit practices vary by issuer. Stablecoin "Attestation" reflects industry-standard third-party attestations rather than full audits.

Important Disclosures

This comparison was prepared by Figure Certificate Company for informational purposes only and does not constitute investment advice, an offer to sell, or a solicitation of an offer to buy any security. The categories and data [illegible] selected by Figure and may not reflect all material differences between these products. Money market funds and stablecoins each have features and risks not fully represented here.

YLDS is a registered fixed-income security. Money market funds are registered investment companies subject to different regulatory requirements. Stablecoins are not securities and are subject to a different (and evolving) regulatory framework. Each product carries distinct risks, fee structures, redemption mechanics, and liquidity profiles. Investors should review the YLDS prospectus and the offering documents of any comparable product before making investment decisions.

Yield figures shown are not guaranteed and will fluctuate. Past performance is not indicative of future results. All data current as of May 11, 2026 unless otherwise noted.

Trusted by leading organizations

Institutions using YLDS for treasury, payments, and settlement.

Ondo

TREASURY ALLOCATION

$25M+ YLDS position

Allocated treasury reserves into YLDS as a registered, yield-accruing alternative to idle stablecoin holdings.

Read Press Release →

Toku

PAYROLL

Modernizing payroll with YLDS

Using YLDS as the settlement layer for payroll disbursements — accruing on float between funding and payout.

Stellar Apps

FINTECH SETTLEMENT

Fintech settlement on Stellar

Fintech companies building on Stellar using YLDS for cross-border settlement with sub-penny transfer costs.

Read Press Release →

Organizations holding YLDS

jumptrading SALUDA GRADE Ondo Stellar TOKU galaxy

Ready to put idle capital to work?

Get YLDS directly or talk to our team for treasury allocations and settlement flows.

Get YLDS

Contact our team →



Important Disclosures

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the face-amount certificates it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. YLDS are not an insurance company product, an equity investment, and FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing. Although FCC seeks to preserve the value of your investment at $0.01 per YLDS and issue interest, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Read the Figure Certificate Company prospectus carefully before you invest, which is available here.

Reserves for YLDS are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 350 California, Suite 200, San Francisco, CA 94108. For more information about Figure Investment Advisors, LLC, or to obtain a free copy of its disclosure brochure, please contact us at 628-230-5823 or you may download a copy at Figure Markets Website.

SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information please visit the Federal Reserve Bank of New York's Website by clicking Here.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note if we cannot verify the information you provide, we will be required to restrict or deny your account.

Figure Equity Solutions, Inc. is an SEC-registered transfer agent that, among other things, manages and records YLDS issuances and transfers. Figure Payments Corporation ("Figure Pay") provides stablecoin (e.g., USDC) conversion services for the purchase and/or redemption of the YLDS on the ylds.com platform. Additionally, Figure Equity Solutions, Inc. may contract with other Figure Technology Solutions, Inc. subsidiaries and affiliates such as Figure Pay for the purposes of Anti-Money Laundering/Know-Your-Customer (AML/KYC) and Office of Foreign Asset Control (OFAC) regulatory compliance.

While blockchain addresses secured by third-party wallet software may access the ylds.com platform, Figure Certificate Company (along with all Figure Technology Solutions, Inc. subsidiaries and affiliates) makes no representations or warranties with respect to the operations or ongoing service of third-party wallet software providers.

Figure Certificate Company, Figure Markets Holdings, Inc., and their affiliates are aware that certain third parties may independently create, wrap, tokenize, or otherwise facilitate permissionless or composable versions of YLDS or interests referencing YLDS as backing or reserves. Any such third-party products, services, protocols, tokens, wrappers, or arrangements are developed and operated independently and are not sponsored, endorsed, offered, sold, administered, guaranteed, or controlled by Figure Certificate Company, Figure Markets or their affiliates. Except to the extent Figure or its affiliates may provide underlying technology infrastructure or interoperability support, Figure and its affiliates have no involvement in, responsibility for, or oversight of any such third-party activities, including their operation, compliance, disclosures, custody arrangements, smart contracts, liquidity, or risk management practices. Users interact with any third-party products or services at their own risk.

Figure Certificate Company, Figure Investment Advisors, LLC, Figure Markets Holdings, Inc, Figure Payments Corporation, and Figure Equity Solutions, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc.

[1] Percentage of required reserve covered: 100%, Excess / (deficit) reserve: 0.5%. AUM for reserves is updated daily at the close of the market.

[*] Interest on YLDS is variable and based on SOFR minus 35 basis points as of 05/18/2026. The 3.29% rate reflects the current approximate interest and is subject to change. Past interest is not indicative of future results.



Bring YLDS to your ecosystem.

YLDS exists in multiple forms across multiple chains. Whether you're a foundation, protocol, or platform — there's a path to bring compliant, yield-accruing digital assets to your users.

Contact the Team

$507 M+	2	~3.28%
ECOSYSTEM AUM	CHAINS LIVE	CURRENT YIELD (VARIABLE)

What YLDS adds to your ecosystem

For chains, protocols, and platforms looking to attract institutional capital and offer compliant yield



Institutional TVL

YLDS is a registered security. Institutions that can't touch unregistered tokens can hold YLDS — bringing new capital to your chain.



Compliant yield

~3.28% daily accrual that is subject to the protections and regulatory oversight applicable to SEC-registered securities.



Settlement rail

Settles 24/7 with sub-penny costs on Stellar. Add a payment and settlement layer to your ecosystem.

Ready to integrate?

Interested in bringing YLDS to your chain? Reach out and we'll scope the integration together.

Contact the Team

Where YLDS lives today

Not just a stablecoin. A principal-protected security that behaves like one.

● LIVE

PROVENANCE

YLDS minting, redemption, and P2P transfer. Full custodian support.

Form: YLDS (permissioned)

● LIVE

STELLAR

Cross-border settlement and payment flows. Sub-penny transfers. 475K+ fiat off-ramps.

Form: YLDS (permissioned)

Who should reach out

If you're building something that could benefit from compliant, yield-accruing digital assets

L1 / L2 foundations

Bring YLDS to your chain. Attract institutional capital and offer compliant yield.

Fintechs & neobanks

Embed YLDS into savings, payment, or settlement products. Registered security, white-label ready.

Wallets & custodians

Support YLDS for your users. Custodian integration docs and API access available.

Get in touch

Tell us about your ecosystem and what you're looking to build.

First Name*

Last Name*

Email*

Organization*

I'm interested in:*

- ◯ YLDS — Bringing the permissioned security to my chain (via Figure)
- ◯ Purchasing YLDS — I want to buy YLDS directly

Tell us about your use case

Submit

The next chain enabled by YLDS could be yours

Contact Figure to learn more about YLDS.

Contact the Team



Important Disclosures

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the face-amount certificates it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. YLDS are not an insurance company product, an equity investment, and FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing. Although FCC seeks to preserve the value of your investment at $0.01 per YLDS and issue interest, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Read the Figure Certificate Company prospectus carefully before you invest, which is available here.

Reserves for YLDS are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA 94108. For more information about Figure Investment Advisors, LLC, or to obtain a free copy of its disclosure brochure, please contact us at 628-236-5823 or you may download a copy at Figure Markets Website.

SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information please visit the Federal Reserve Bank of New York's Website by clicking Here.

Talk to our team

Whether you're looking to allocate at scale, bring YLDS to your chain, or explore integration — we'll connect you with the right people

First Name*

Last Name*

Email*

Organization*

I'm interested in:*

- ◯ YLDS — Bringing the permissioned security to my chain (via Figure)
- ◯ Purchasing YLDS — I want to buy YLDS directly

Tell us about your use case

Submit

Important Disclosures

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the face-amount certificates it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. YLDS are not an insurance company product, an equity investment, and FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing. Although FCC seeks to preserve the value of your investment at $0.01 per YLDS and issue interest, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Read the Figure Certificate Company prospectus carefully before you invest, which is available **here**.

Reserves for YLDS are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA, 94108. For more information about Figure Investment Advisors, LLC or to obtain a free copy of the disclosure brochure, please contact us at 878-236-5873 or you may download a copy at Figure Markets Website.

SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information please visit the Federal Reserve Bank of New York's Website by clicking **Here**.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note if we cannot verify the information you provide, we will be required to restrict or deny your account.

Figure Equity Solutions, Inc. is an SEC-registered transfer agent that, among other things, manages and records YLDS issuances and transfers. Figure Payments Corporation ("Figure Pay") provides stablecoin (e.g., USDC) conversion services for the purchase and/or redemption of the YLDS on the ylds.com platform. Additionally, Figure Equity Solutions, Inc. may contract with other Figure Technology Solutions, Inc., subsidiaries and affiliates, such as Figure Pay for the purposes of Anti-Money Laundering/Know-Your-Customer (AML/KYC) and Office of Foreign Asset Control (OFAC) regulatory compliance.

While blockchain addresses secured by third-party wallet software may access the ylds.com platform, Figure Certificate Company (along with all Figure Technology Solutions, Inc. subsidiaries and affiliates) makes no representations or warranties with respect to the operations or ongoing service of third-party wallet software providers.

Figure Certificate Company, Figure Markets Holdings Inc., and their affiliates are aware that certain third parties may independently create, wrap, tokenize, or otherwise facilitate permissionless or composable versions of YLDS or interests referencing YLDS as backing or reserves. Any such third-party products, services, protocols, tokens, wrappers, or arrangements are developed and operated independently and are not sponsored, endorsed, offered, sold, administered, guaranteed, or controlled by Figure Certificate Company, Figure Markets, or their affiliates. Except to the extent Figure or its affiliates may provide underlying technology infrastructure or interoperability support, Figure and its affiliates have no involvement in, responsibility for, or oversight of any such third-party activities, including their operation, compliance, disclosures, custody arrangements, smart contracts, liquidity, or risk management practices. Users interact with any third-party products or services at their own risk.

Figure Certificate Company, Figure Investment Advisors, LLC, Figure Markets Holdings, Inc., Figure Payments Corporation, and Figure Equity Solutions, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc.

[1] Percentage of required reserve covered: 100%; Excess / (deficit) reserve: 0.5%. AUM for reserves is updated daily at the close of the market.

[2] Interest on YLDS is variable and based on SOFR minus 35 basis points as of 05/09/2026. The ~3.28% rate reflects the current approximate interest and is subject to change. Past interest is not indicative of future results.